Thacher Proffitt & Wood llp Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

May 24, 2006

Daniel Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	MortgageIT Securities Corp. Registration Statement on Form S-3 Filed January 26, 2006

Dear Mr. Morris:

We have received and reviewed your comment letter dated April 7, 2006 to our Registration Statement submission of January 26, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses, we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for MortgageIT Securities Corp.

Registration Statement on Form S-3

General

Comment

1.
We reissue comment 1 of our letter dated February 22, 2006, in part. Please revise the last paragraph of page 6 to remove the reference to other types of credit enhancement specified in the related prospectus supplement. Additionally, please ensure that you have revised your filing to remove other similar language.

Response

We have made this change and can confirm that similar language has been removed from the filing.

Prospectus Supplement #1

Comment

2.
We note the revisions you have made in response to comment 7. However, when referring to transaction parties, please use the terminology set out in Regulation AB. Please refer to Item 1101(f) of Regulation AB for the definition of issuing entity and revise to refer to the issuing entity, as opposed to the trust. Refer to Item 1102(d) of Regulation AB.

Response

We have made this change.

Credit Enhancement, page S-13

Comment

3.
We note your response to prior comment 15. Please add a bracketed placeholder confirming that you will describe any additional credit enhancement contemplated in the base, but not currently described in your form of prospectus supplement.

Response

We have made this change.

Transaction Structure, page S-13

Comment

4.	We note your response to prior comment 10. Please provide us with samples of your proposed diagrams.

Response

We have provided samples of flow diagrams.

Delinquency and Loss Information, page S-32

Comment

5.
We note your response to prior comment 19. Please confirm that you will disclose as of the applicable cut-off date both the number of delinquent loans and the aggregate balance of the delinquent loans for each 30/31 day bucket through charge-off. Additionally, please revise the delinquency and loss tables in your supplements accordingly.

Response

We have made this change.

Base Prospectus

Distribution of Interest and Principal on the Securities, page 43.

Comment

6.
While we note your response to prior comment 24, it appears that your revised disclosure applies only to interest on the underlying loans as opposed to interest on the securities. Please revise accordingly. Additionally, please confirm that in no event would payments of interest on the securities be based on a stock or commodities index.

Response

We have made this change and confirm that the interest on the securities will not be based on a stock or commodities index.

Description of Credit Enhancement, page 50

Comment

7.
We note your response to prior comment 27. Please tell us whether the offered securities and the NIMS certificates will be supported by the same or different credit support. If the same, please tell us why you believe it is appropriate under Regulation AB that the credit enhancement included in one trust also act as credit enhancement for a separate trust. In your response, please clarify, for example, whether an insurance policy covering the assets of the trust would also cover the NIMS issues by a separate trust, or whether a separate insurance policy covering only the NIMS would use securities issued by the trust but not publicly offered, as collateral for that insurance policy.

Response

Credit support for the offered securities will not support the NIM certificates. The NIM certificates receive all amounts distributable to certain classes of non-offered securities (which represents excess cashflow or prepayment charges collected on the mortgage loans which are not otherwise distributable to the offered securities). An insurance policy covering the assets of the trust would not also cover the NIM certificates issued by a separate trust. The separate trust issuing the NIM certificates may have its own credit support. We have added additional language for clarification.

Purchase Obligations, page 58

8.	We have referred your description of purchase obligations to IM for possible comment.

Response

We look forward to responding to any specific comments the Division of Investment Management might have on this section.

Please contact Claude Roxborough at (212) 912-7529 or the undersigned at (212) 912-7472 with any other questions.

Sincerely, /s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.